Shareholder Report, Holdings (Details) - C000014130 [Member]	Dec. 31, 2024
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	71.80%	[2]
Strategic [Member]
Holdings [Line Items]
Percent of Total Investments	84.50%
Financial [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Friendly [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[2]
Cash and Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
Risk Reversal [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]

[1]	Percentage of total investments as of December 31, 2024.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2024.